Shareholder Report, Holdings (Details) - CoreValues Alpha Greater China Growth ETF	Sep. 30, 2024
PDD Holdings, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Meituan - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Trip.com Group Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Xiaomi Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BYD Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Proya Cosmetics Co. Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
KE Holdings, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JD.com, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Full Truck Alliance Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%